EARNINGS OR LOSS PER SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Options [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Diluted weighted average number of shares not included in calculation	3,088,567	6,680,915
Warrants [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Diluted weighted average number of shares not included in calculation	5,000,000	5,000,000
Restricted and performance share units [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Diluted weighted average number of shares not included in calculation	5,093	2,272,568
2021 convertible debentures [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Diluted weighted average number of shares not included in calculation	3,338,890	13,888,895
2025 convertible debentures [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Diluted weighted average number of shares not included in calculation	15,652,945	0